Debt and Capital Lease Obligations (Non-cash Refinancing Transactions) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Aggregate debt which resulted in non-cash borrowings and repayments	$ 5,418.8	$ 5,061.5	$ 3,793.4
Virgin Media Merger Agreement [Member]
Debt Instrument [Line Items]
Liabilities assumed		$ 3,557.5